Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment

PLANT AND EQUIPMENT	December 31, 2012	December 31, 2011
Building	$795,355	$795,355
Accumulated Depreciation	(590,227)	(507,311)
Equipment	1,007,660	916,582
Accumulated Depreciation	(742,111)	(679,837)
	$470,677	$524,789